Taxation - Reconciliation of actual income tax expense and amount computed by applying the PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxation
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
(Loss) profit before tax	¥ 6,452	$ 890	¥ (186,626)
Income tax computed at PRC statutory tax rate	1,613		(46,657)
Effect of preferential tax rate	0		(1,815)
Tax rate differential not subject to PRC income tax	899		35,255
Non-deductible expense	(2,176)		12,200
Change in valuation allowance	896		4,484
Additional deduction for research and development expenses	(466)		(625)
Tax-exempted income	0		92
Late payment surcharge on uncertain tax position	(3,712)		1,149
Other	37		1,391
Income Tax Expense (Benefit)	¥ (2,909)	$ (401)	¥ 5,474
HNTE
Taxation
Preferential tax rate (as a percent)				15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%